Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2017	Mar. 31, 2017
Guarantor Obligations [Line Items]
Contractual or Notional amount		¥ 59,962	¥ 60,558
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		3,878	3,775
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		3,079	2,968
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount	[1],[2]	43,752	44,249
Liabilities of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount		¥ 9,253	9,561
Others [Member]
Guarantor Obligations [Line Items]
Contractual or Notional amount			¥ 5

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.
[2]	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.